Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Expenses

	Years ended December 31,
	2019	2018
Interest expense	34,593	32,077
Finance expense – deferred revenue (Note 19)	4,154	4,182
Accretion on PER (Note 20)	1,577	2,305
	40,324	38,564